Other Non-Current Assets (Tables)	12 Months Ended
Dec. 31, 2025
Miscellaneous non-current assets [abstract]
Schedule of other non-current assets

	As of December 31,
(in thousands of $)	2025	2024	2023
Non-current restricted assets	$4,838	$1,964	$2,419
Non-current financial assets held at fair value through profit or loss	37,130	25,549	21,715
Non-current financial assets held at fair value through OCI	10,022	14,880	15,528
Total other non-current assets	$51,990	$42,393	$39,662

Schedule of non-current financial assets at fair value through profit or loss	The table below illustrates these non-current financials assets at fair value through profit or loss or OCI:

	As of December 31,
(in thousands of $)	2025	2024	2023
Cost on January 1	$76,659	$76,659	$76,659
Additions of the year	—	—	—
Cost on December 31	$76,659	$76,659	$76,659

Fair value adjustments on January 1	$(36,230)	$(39,416)	$(37,501)
Fair value adjustment of the year through profit or loss	11,581	3,834	—
Fair value adjustment of the year through OCI	(4,858)	(648)	(1,915)
Fair value adjustment on December 31	$(29,507)	$(36,230)	$(39,416)

Net book value on December 31	$47,152	$40,429	$37,243